FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Commodity Derivatives (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Financial Instruments
Commodity derivative instruments gain/(loss)	CAD 14,310	CAD (29,397)	CAD 142,724
Commodity Derivative Instruments
Derivative Financial Instruments
Change in fair value gain/(loss)	5,729	(109,743)	(144,984)
Net realized cash gain	8,581	80,346	287,708
Commodity derivative instruments gain/(loss)	CAD 14,310	CAD (29,397)	CAD 142,724